Property, Plant and equipment (Details)	9 Months Ended
Sep. 30, 2024 USD ($)
Cost
Balance at the beginning	$ 6,787,570
Additions	699,903
Asset Disposal	(88,950)
Balance at the end	7,398,523
Accumulated depreciation
Accumulated depreciation at the beginning	1,993,591
Depreciation	768,447
Accumulated depreciation on asset disposal	(88,950)
Accumulated depreciation at the end	2,673,088
Balance at the beginning	4,793,979
Balance at the end	4,725,435
Leasehold improvements
Cost
Balance at the beginning	359,662
Asset Disposal	(8,950)
Balance at the end	350,712
Accumulated depreciation
Accumulated depreciation at the beginning	156,540
Depreciation	46,078
Accumulated depreciation on asset disposal	(8,950)
Accumulated depreciation at the end	193,668
Balance at the beginning	203,122
Balance at the end	157,044
TMS devices
Cost
Balance at the beginning	6,427,908
Additions	699,903
Asset Disposal	(80,000)
Balance at the end	7,047,811
Accumulated depreciation
Accumulated depreciation at the beginning	1,837,051
Depreciation	722,369
Accumulated depreciation on asset disposal	(80,000)
Accumulated depreciation at the end	2,479,420
Balance at the beginning	4,590,857
Balance at the end	$ 4,568,391